Deposits	12 Months Ended
Dec. 31, 2011
Deposits and Capital Requirements [Abstract]
Deposits
(7)	Deposits

The scheduled maturities of total time deposits are as follows:

	2011	2010

Due within:
One year	$266,516,536	$304,221,827
Two years	93,209,127	58,226,647
Three years	34,729,677	54,968,145
Four years	8,811,088	5,196,284
Five years	11,172,178	7,162,643
Thereafter	—	—

	$414,438,606	$429,775,546

At December 31, 2011 and 2010, the Company had certificates and other time deposits in denominations of $100,000 or more which mature as follows:

	2011	2010

Due within:
Three months or less	$52,273,804	$19,997,962
Over three months through six months	16,016,986	35,685,505
Over six months through twelve months	32,291,758	37,901,059
Over twelve months	38,922,100	30,982,234

	$139,504,648	$124,566,760

The Federal Reserve Bank required the Bank to maintain cash or balances of $1,335,000 and $23,564,000 at December 31, 2011 and 2010, respectively, to satisfy reserve requirements.

Average compensating balances held at correspondent banks were $489,000 and $667,000 at December 31, 2011 and 2010, respectively. The Bank maintains such compensating balances with correspondent banks to offset charges for services rendered by those banks.